REVENUES (Revenues by Location) (Details)	9 Months Ended
	Sep. 30, 2017 CNY (¥)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 CNY (¥)
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales Revenue Net	¥ 20,120,303,973	$ 3,024,108,934	¥ 16,279,134,979
CHINA [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales Revenue Net	8,501,738,100		6,086,285,016
America [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales Revenue Net	2,777,222,746		5,356,137,566
Brazil [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales Revenue Net	1,299,569,628		223,624,225
India [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales Revenue Net	1,239,407,742		608,737,132
Turkey [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales Revenue Net	945,425,224		296,017,725
Japan [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales Revenue Net	981,104,967		757,201,152
Mexico [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales Revenue Net	1,824,579,599		116,988,295
Jordan [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales Revenue Net	372,373,004		155,576,677
Australia [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales Revenue Net	427,359,819		189,498,975
UK [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales Revenue Net	159,318,397		295,302,719
Chile [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales Revenue Net	12,891,683		897,344,142
Rest of the world [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales Revenue Net	¥ 1,579,313,064		¥ 1,296,421,355